Label		Element	Value
Vivaldi Orinda Hedged Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Vivaldi Orinda Hedged Equity Fund (formerly, Orinda SkyView Multi-Manager Hedged Equity Fund)
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
The Vivaldi Orinda Hedged Equity Fund (the “Hedged Equity Fund”) seeks to achieve long-term capital appreciation.  In pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Hedged Equity Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Distribution of Fund Shares” section on page 45 of the Funds’ Prospectus and the “Additional Purchase and Redemption Information” section on page 55 of the Funds’ Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 27, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Hedged Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 240% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	240.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Hedged Equity Fund do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Hedged Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Hedged Equity Fund attempts to generate enhanced risk-adjusted returns. The Adviser seeks to achieve the Fund’s investment objective by delegating the management of a portion of Fund assets to a group of experienced investment managers that utilize a variety of long/short and hedged equity investment strategies and styles (the “Sub-Advisers”) and may manage a portion of the Fund’s assets directly.  The Adviser maintains primary responsibility for allocating Fund assets to the Sub-Advisers and from time to time will select and determine the percentage of Fund assets to allocate to each Sub-Adviser.  The Adviser retains overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio.  The Adviser may exercise its discretion to manage a portion of Fund assets directly in order to hedge or to modify the Fund’s exposure to a particular investment or market-related risk created by a Sub-Adviser, to invest the Fund’s assets pending allocation to a Sub-Adviser, or to establish positions in securities and strategies it deems appropriate for meeting the Fund’s investment objective.  The Adviser will, from time to time, reallocate the Fund’s assets among itself and the Sub-Advisers.

While the Adviser delegates a portion of the day-to-day management of the Fund’s assets to a combination of the following Sub-Advisers, the Adviser retains overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio.  The Adviser may also invest a portion of the Fund’s assets in securities and other instruments directly aimed at achieving the Fund’s investment objective.

Under normal market conditions, the Hedged Equity Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds (“ETFs”), and American Depositary Receipts (“ADRs”) and other similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may invest up to 25% of its net assets in securities purchased on foreign exchanges, which does not include ADRs, EDRs and GDRs.  There is no limitation on the Fund’s ability to invest in ADRs, EDRs and GDRs and therefore the Fund’s exposure to foreign securities may be greater than 25% of the Fund’s net assets.  The Fund may invest up to 10% of its net assets (out of the 25% which may be invested in foreign securities) in foreign securities of issuers located in emerging markets.  The Fund may also invest up to 15% of its net assets in fixed income securities, including sovereign debt, corporate bonds, exchange-traded notes (“ETNs”) and debt issued by the U.S. Government and its agencies.  Such fixed income investments may include high-yield or “junk” bonds and generally range in maturity from 2 to 10 years.  The Fund may invest up to 10% of its net assets in currencies and forward currency contracts and may also invest without limit in the securities of small- and medium-sized issuers.  The Fund may utilize leverage of no more than 10% of the Fund’s total assets as part of the portfolio management process.  From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market.  The Fund may also invest up to 20% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts.  These instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.  Derivative instruments based upon the equity securities described above are considered equity securities for the purposes of the Fund’s 80% investment restriction.

Each Sub-Adviser is allocated a portion of the Hedged Equity Fund’s assets to invest.  The Sub-Advisers invest in the securities described above based upon their belief that the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back (hopefully at a lower price) and returned to the broker).  Each Sub-Adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views.  While each Sub-Adviser is subject to the oversight of the Adviser, the Adviser does not attempt to coordinate or manage the day-to-day investments of the Sub-Advisers.  In engaging Sub-Advisers to manage the Fund, the Adviser looks to select Sub-Advisers who employ complementary long/short equity investment strategies.

The Hedged Equity Fund sells (or closes a position in) a security when the Adviser or a Sub-Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Sub-Adviser’s view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Sub-Adviser’s assessment criteria; or (4) for other portfolio management reasons.

The Adviser may also invest up to 100% of the Hedged Equity Fund’s total assets in cash, money-market instruments, bank obligations and other high-quality debt securities for temporary defensive purposes.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Hedged Equity Fund.  The following principal risks could affect the value of your investment.

Market Risk.  The value of the Hedged Equity Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk.  The skill of the Adviser and Sub-Advisers will play a significant role in the Hedged Equity Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the investment skill and ability of the Adviser and Sub-Advisers  and on their ability to correctly identify economic trends. Certain Sub-Advisers have not previously managed an open-end mutual fund.

Multi-Style Management Risk.  Because portions of the Hedged Equity Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping security transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities which may lead to higher transaction expenses compared to a fund using a single investment management style.

Depositary Receipt Risk.  The Hedged Equity Fund’s equity investments may take the form of depositary receipts.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  Investments in depositary receipts, which include ADRs, GDRs and EDRs, are not deemed to be investments in foreign securities for purposes of the Fund’s investment strategy.

Foreign and Emerging Market Securities Risk.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

Currency Risk.  Changes in foreign currency exchange rates will affect the value of what the Hedged Equity Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Derivatives Risk.  The Hedged Equity Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce the Fund’s returns and/or increase volatility.  A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

ETF and Mutual Fund Risk.  When the Hedged Equity Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises.  The Fund also will incur brokerage costs when it purchases ETFs.

Fixed Income Securities Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Government-Sponsored Entities Risk.  Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Leverage and Short Sales Risk.  Leverage is the practice of borrowing money to purchase securities.  If the securities decrease in value, the Hedged Equity Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

Sector Risk.  To the extent the Hedged Equity Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) increases the Hedged Equity Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Risk Lose Money [Text]		rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Hedged Equity Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Hedged Equity Fund.  The bar chart shows the annual return for the Fund’s Class I shares from year to year and does not reflect the sales charges applicable to Class A shares.  If sales charges were included, the returns would be lower than those shown in the bar chart.  The table shows how the Fund’s Class I and Class A (reflecting the sales charges) average annual returns for one year and since inception compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling the Fund toll-free at 1-855-467-4632 (855-4ORINDA).

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Hedged Equity Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-855-467-4632
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Return as of December 31* – Class I
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the annual return for the Fund’s Class I shares from year to year and does not reflect the sales charges applicable to Class A shares. If sales charges were included, the returns would be lower than those shown in the bar chart.
Bar Chart Footnotes [Text Block]		rr_BarChartFootnotesTextBlock	* The Hedged Equity Fund’s year-to-date total return as of March 31, 2015 was 0.44%.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Hedged Equity Fund’s highest quarterly return was 6.65% for the quarter ended March 31, 2013, and the lowest quarterly return was -5.08% for the quarter ended June 30, 2012.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.44%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.65%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.08%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I; after-tax returns for Class A will vary to the extent it has different expenses.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon a redemption of Fund shares.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for Class I; after-tax returns for Class A will vary to the extent it has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon a redemption of Fund shares.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2014)
Vivaldi Orinda Hedged Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	14.88%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Vivaldi Orinda Hedged Equity Fund | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	11.49%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Vivaldi Orinda Hedged Equity Fund | HFRX Equity Hedge Index (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.42%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(0.37%)
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Vivaldi Orinda Hedged Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Dividends on Securities Sold Short		rr_Component1OtherExpensesOverAssets	1.13%
Shareholder Servicing Plan Fee		rr_Component2OtherExpensesOverAssets	0.13%
Additional Other Expenses		rr_Component3OtherExpensesOverAssets	0.47%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)		rr_OtherExpensesOverAssets	1.73%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.76%
Less: Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	3.61%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	845
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,579
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,330
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,292
Label		rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(6.44%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.02%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Vivaldi Orinda Hedged Equity Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Securities Sold Short		rr_Component1OtherExpensesOverAssets	1.13%
Shareholder Servicing Plan Fee		rr_Component2OtherExpensesOverAssets	0.07%
Additional Other Expenses		rr_Component3OtherExpensesOverAssets	0.47%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)		rr_OtherExpensesOverAssets	1.67%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.45%
Less: Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	3.30%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 333
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,045
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,780
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,720
Annual Return 2012		rr_AnnualReturn2012	0.12%
Annual Return 2013		rr_AnnualReturn2013	14.20%
Annual Return 2014		rr_AnnualReturn2014	(1.21%)
Label		rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(1.21%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Vivaldi Orinda Hedged Equity Fund | Class I | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.90%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.51%
Vivaldi Orinda Hedged Equity Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.39%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	2.10%

[1]	Total Annual Fund Operating Expenses for the Hedged Equity Fund do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Reimbursements in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Orinda Asset Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Hedged Equity Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) do not exceed 2.45% and 2.14% of average daily net assets of the Fund's Class A and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.